Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000254727 | Taiwan Semiconductor Manufacturing9253212
Holdings [Line Items]
Percent of Total Investments	5.80%
C000254727 | Microsoft9253168
Holdings [Line Items]
Percent of Total Investments	5.60%
C000254727 | Amazon.com9253099
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254727 | Meta Platforms9253165
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254727 | Visa9253204
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254727 | Mastercard9253162
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254727 | Alphabet9253093
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254727 | Berkshire Hathaway9253119
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254727 | Alphabet9253096
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254727 | KKR9253154
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000254727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000254727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000254727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000254727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000259983 | NVIDIA9253217
Holdings [Line Items]
Percent of Total Investments	8.30%
C000259983 | Microsoft9253213
Holdings [Line Items]
Percent of Total Investments	7.20%
C000259983 | Amazon.com9253169
Holdings [Line Items]
Percent of Total Investments	6.70%
C000259983 | Broadcom9253177
Holdings [Line Items]
Percent of Total Investments	4.70%
C000259983 | Visa9253245
Holdings [Line Items]
Percent of Total Investments	4.60%
C000259983 | Taiwan Semiconductor Manufacturing9253164
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259983 | Monolithic Power Systems9253215
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259983 | Danaher9253188
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259983 | Spotify Technology9253237
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259983 | Intuitive Surgical9253205
Holdings [Line Items]
Percent of Total Investments	2.90%
C000259983 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000259983 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259983 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000259983 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259983 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000259983 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000259983 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259984 | Sanofi9253219
Holdings [Line Items]
Percent of Total Investments	4.20%
C000259984 | Cardinal Health9253239
Holdings [Line Items]
Percent of Total Investments	4.20%
C000259984 | SLB9253312
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259984 | CRH9253258
Holdings [Line Items]
Percent of Total Investments	3.40%
C000259984 | Willis Towers Watson9253332
Holdings [Line Items]
Percent of Total Investments	3.40%
C000259984 | Dell Technologies9253261
Holdings [Line Items]
Percent of Total Investments	3.30%
C000259984 | Smurfit Westrock9253315
Holdings [Line Items]
Percent of Total Investments	3.30%
C000259984 | American International Group9253227
Holdings [Line Items]
Percent of Total Investments	3.10%
C000259984 | Unilever9253222
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259984 | Citigroup9253249
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000259984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000259984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259984 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259984 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259984 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000259984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000259984 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259984 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270943 | Brenntag9253247
Holdings [Line Items]
Percent of Total Investments	3.60%
C000270943 | ICON9253228
Holdings [Line Items]
Percent of Total Investments	3.40%
C000270943 | Sanofi9253381
Holdings [Line Items]
Percent of Total Investments	3.30%
C000270943 | Magnum Ice Cream9253363
Holdings [Line Items]
Percent of Total Investments	3.10%
C000270943 | British American Tobacco9253373
Holdings [Line Items]
Percent of Total Investments	2.80%
C000270943 | AIB Group9253326
Holdings [Line Items]
Percent of Total Investments	2.40%
C000270943 | Fresenius Medical Care9253256
Holdings [Line Items]
Percent of Total Investments	2.40%
C000270943 | ABC-Mart9253333
Holdings [Line Items]
Percent of Total Investments	2.20%
C000270943 | Edenred9253272
Holdings [Line Items]
Percent of Total Investments	2.10%
C000270943 | Sumitomo Mitsui Trust Group9253348
Holdings [Line Items]
Percent of Total Investments	2.10%
C000270943 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270943 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270943 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000270943 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270943 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000270943 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000270943 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000270943 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000270943 | France
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000270943 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000270943 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000270943 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%